Summary of Major Jurisdictions and Tax Year Subject to Examination Tax Authorities (Detail)	12 Months Ended
Dec. 31, 2025
China
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2022 and onward
HONG KONG
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2022 and onward
Taiwan
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2020 and onward
United States
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2020 onward